LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Angra III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 3,514,723
Angra III | Borrowings guranteed by Eletronuclear, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,112,045
Reinforcement of the Working Capital Structure 3 | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,006,160
Issuance of Debentures - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	832,348
Issuance of Debentures - Furnas | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	451,267
Belo Monte Transmissora de Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	797,523
Miscellaneous - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	709,801
Issuance of Debentures - Amazonas GT | Borrowings guaranteed by Eletronorte, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	556,560
Projetos Corporativos Chesf | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	37,567
UHE Simplcio | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	432,709
Modernization of UHE Furnas and UHE LuizCarlos [Member] | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	431,741
Chesf Corporate Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	403,629
Livramento Wind Complex - Surroundings II | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	340,205
CGT Eletrosul Corporate Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	333,283
CGT Eletrosul Corporate Projects | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	83,412
Reinforcement of the Working Capital Structure 2 | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	258,330
20122014 Investment Plan | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	171,877
Linha Verde Transmissora de Energia S.A. | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	167,352
Eolicas Casa Nova II and III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	166,394
Corporate Financing | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	152,120
Corporate Transmission Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	130,206
UHE Sao Domingos | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	126,926
Transmissora Sul Brasileira de Energia S.A. | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	116,550
Transmissora Delmiro Gouveia | Borrowings guranteed by Chesf, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	106,280
Transmissora Delmiro Gouveia | Borrowings guaranteed by Chesf Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	50,805
HPP Batalha | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	97,521
HPP Passo de So Joo | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	92,469
Innovation Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	68,851
RS Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	32,792
RS Energia | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	11,179
HPP Baguari | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	24,160
Expansion of the South Transmission System | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	20,732
Brazil-Uruguay Interconnection | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	15,561
SC Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,361
HPP Mau | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	190,121
Transmissora Sul Litornea de Energia | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	197,452
Transmissora Sul Litornea de Energia | Borrowings guranteed by CGT Eletrosul, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	80,758
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 15,324,770